Document and Entity Information	Dec. 12, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001403853
Document Type	8-K
Document Period End Date	Dec. 12, 2021
Entity Registrant Name	Nuverra Environmental Solutions, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33816
Entity Tax Identification Number	26-0287117
Entity Address, Address Line One	11111 Katy Freeway
Entity Address, Address Line Two	Suite 1006
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	(602)
Local Phone Number	903-7802
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	NES
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false